Debt (Tables)	3 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Schedule Of Obligations Under Debt Arrangements
Our obligations under debt arrangements consisted of the following:

	March 31, 2015	December 31, 2014
Senior secured credit facility	$648,400	$550,400
7.875% senior unsecured notes (including unamortized premium of $604 and $639 in 2015 and 2014, respectively)	350,604	350,639
5.750% senior unsecured notes	350,000	350,000
5.625% senior unsecured notes	350,000	350,000
Total long-term debt	$1,699,004	$1,601,039